ACCOUNTS RECEIVABLE, NET (Details Narrative) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Credit Loss [Abstract]
Allowance for expected credit losses	$ 0	$ 0
Allowance for expected written off	$ 0	$ 0